Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
10.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with stock awards that have been granted to directors and employees. In accordance with FASB ASC Topic 260, awards of nonvested shares shall be considered to be outstanding as of the grant date for purposes of computing diluted EPS even though their issuance is contingent upon vesting. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the three and nine months ended September 30, 2014 and 2013. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assume that the Rice Energy Inc. corporate structure was in place for all periods presented.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except share data)	2014	2013	2014	2013
Income (loss) (numerator):
Net income (loss)	$(6,862)	$(33,652)	$114,675	$(20,841)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic	132,269,081	88,000,000	125,411,524	77,894,855
Weighted-average number of shares of common stock—diluted	132,269,081	88,000,000	125,678,095	77,894,855

Earnings (loss) per share:
Basic	$(0.05)	$(0.38)	$0.91	$(0.27)

Diluted	$(0.05)	$(0.38)	$0.91	$(0.27)

Due to the net loss for the periods presented herein, loss per share excludes dilution for 76,800 shares and 1,671,800 shares for the three months ended September 30, 2014 and for the three and nine months ended September 30, 2013, respectively.

15.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with warrants and convertible debentures. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assume that the Rice Energy Inc. corporate structure was in place for all periods presented. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands, except per share data)	2013	2012	2011
Loss (numerator):
Net loss	$(35,776)	$(19,344)	$(936)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock – basic	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	80,441,905	57,966,572	39,958,066

Loss per share:
Basic	$(0.44)	$(0.33)	(0.02)

Diluted	$(0.44)	$(0.33)	(0.02)

Approximately 1,671,800, 1,671,800 and 648,404 shares at December 31, 2013, 2012 and 2011, respectively, were not considered dilutive as we incurred a net loss in all periods presented herein.